Expense Example {- Franklin Income VIP Fund} - FTVIP Class 2-66 - Franklin Income VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 73
3 years	229
5 years	400
10 years	$ 894